S000026520 [Member] Investment Strategy - Nuveen Global Equity Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will generally focus its investments on income producing securities. Under normal market conditions, the Fund will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities, including common stock and preferred securities, certain debt securities convertible into common stock or preferred securities, and other securities with equity characteristics.
Up to 20% of the Fund’s net assets may be invested in debt securities, including corporate debt securities and U.S. government and agency debt securities. The Fund may invest up to 10% of its net assets in below-investment-grade debt securities, commonly referred to as “high yield” securities or “junk” bonds.
The Fund may write covered call options in order to generate additional income.
The Fund may invest in securities of issuers located anywhere in the world. The minimum portion of the Fund’s net assets invested in non-U.S. securities floats based on the portion of the Fund’s benchmark (the MSCI World Value Index) that is composed of non-U.S. securities. Under normal market conditions, the minimum portion of the Fund’s net assets (plus the amount of any borrowings for investment purposes) invested in non-U.S. securities will be 80% of the MSCI World Value Index’s non-U.S. assets, calculated on a daily basis. During periods of unfavorable market conditions, the minimum portion of the Fund’s net assets invested in non-U.S. securities will be reduced to 50% of the MSCI World Value Index’s non-U.S. assets. The Fund will invest in securities of companies representing at least three different countries (one of which may be the United States). The Fund may invest up to 20% of its net assets in securities of companies located in emerging markets. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies.
The Fund may utilize the following derivatives: currency options, currency futures and options on such futures, and currency forwards. The Fund may use these derivatives in an attempt to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.
The Fund’s sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics it believes will be present over an extended time, regardless of interim fluctuations. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or a catalyst, or if a company suspends or is projected to suspend its dividend or interest payments.